EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2023
Earnings Per Share [Abstract]
EARNINGS PER SHARE
NOTE 16	-	EARNINGS PER SHARE

During the periods, there were no potential instruments that could be exercised or converted to ordinary shares. The net income and the weighted average number of shares used in computing basic and diluted earnings per share for the years ended December 31, 2023, 2022 and 2021, are as follows:

	US dollars
	Year ended December 31,
(in thousands)	2023	2022	2021
Net income attributable to stockholder's used for the computation of basic and diluted earnings per share	48,137	37,103	34,256

	Number of shares
	Year ended December 31,
(in thousands)	2023	2022	2021
Weighted average number of shares used in the computation of basic and diluted earnings per share	20,000	20,418	20,769